Condensed Consolidated Statement of Cash Flows	2 Months Ended	6 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net Loss	$ (20)	$ (2,250,226)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liabilities and forward purchase agreement		(1,150,593)
Share-based compensation and offering costs on Founder Shares issued to related party and directors		1,397,741
Offering costs allocated to derivative liabilities		750,743
Interest and dividends earned on marketable securities held in Trust Account		(21,944)
General and administrative expenses paid by related party		11,775
Changes in operating assets and liabilities
Prepaid expenses		(725,543)
Other assets		(456,789)
Accounts payable		150,325
Franchise tax payable		69,400
Accrued expenses	0	553,011
Net cash used in operating activities	(20)	(1,672,100)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from Initial Public Offering, net of underwriters' fees		338,100,000
Proceeds from Private Placement Warrants		9,400,000
Repayment of Sponsor loan		(188,149)
Payments of other offering costs		(459,934)
Net cash provided by financing activities	25,000	346,851,917
Net increase in cash	24,980	179,817
Cash—beginning of period	0	24,980
Cash—end of period	24,980	204,797
Supplemental disclosure of noncash financing activities:
Initial classification of Class A common stock subject to possible redemption,		306,070,895
Change in value of Class A common stock subject to possible redemption		(137,406)
Deferred offering costs in accrued offering costs and accounts payable at December 31, 2020		369,379
Offering Costs In Accounts Payable		14,999
Deferred offering costs paid through promissory note – related party		(176,374)
Offering costs in accrued expenses		15,763
Deferred underwriting commission		12,075,000
Deferred offering costs included in other assets and accrued expenses		121,851
Deferred offering costs included in accrued offering costs	269,192
Deferred offering costs included in accounts payable	$ 100,187
Offering costs associated with Founder Shares issued to related party included in APIC		$ 1,207,500